Shareholders’ Equity (Details) - USD ($)								12 Months Ended
		Jan. 14, 2026	Dec. 05, 2025	Nov. 08, 2025	Oct. 21, 2025	Oct. 17, 2025	Oct. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Shares, description				Every 100 ordinary shares and preferred share of par value $0.0005 were consolidated into 1 ordinary share and preferred share of par value $0.05 each
Preferred share, shares authorized								2,000,000,000	2,000,000,000
Preferred share, par value (in Dollars per share)								$ 0.05	$ 0.05
Preferred stock value (in Dollars)
Preferred share, shares outstanding
Preferred share, shares issued
Net proceeds (in Dollars)								$ 16,520,000
Fair value of warrants (in Dollars)								$ 595,000
Number of treasury shares	[1]							2,320	2,320
Repurchase cost of treasury shares (in Dollars)	[1]							$ 200,000	$ 200,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding and exercisable								12,053
Exercise price (in Dollars per share)								$ 298.69
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				80,000,000
Ordinary share, par value (in Dollars per share)				$ 0.0005
Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares into convertible debt									79,645
Conversion of convertible debt (in Dollars)									$ 6,000,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred share, shares authorized				20,000,000
Preferred share, par value (in Dollars per share)				$ 0.0005
Preferred stock value (in Dollars)				$ 50,000
Preferred Stock [Member] | Bright Accomplish Limited [Member]
Shareholders’ Equity [Line Items]
Preferred share, shares authorized				2,000,000,000
Preferred share, par value (in Dollars per share)				$ 0.05
Increase of the Authorized Share Capital [Member]
Shareholders’ Equity [Line Items]
Common stock value (in Dollars)				$ 50,000
Ordinary share, shares authorized				7,999,200,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Preferred share, shares authorized				19,998,000,000
Preferred share, par value (in Dollars per share)				$ 0.05
Preferred stock value (in Dollars)				$ 500,000,000
Share Capital Amendment [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				7,000,000,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Minimum [Member] | Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)									$ 62
Minimum [Member] | Increase of the Authorized Share Capital [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				800,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Preferred share, shares authorized				200,000
Preferred share, par value (in Dollars per share)				$ 0.05
Maximum [Member] | Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)									$ 89
Maximum [Member] | Increase of the Authorized Share Capital [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				8,000,000,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Preferred share, shares authorized				2,000,000,000
Preferred share, par value (in Dollars per share)				$ 0.05
Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Common stock value (in Dollars)				$ 50,000
Share Consolidation [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				800,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Preferred share, shares authorized				200,000
Preferred share, par value (in Dollars per share)				$ 0.05
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock value (in Dollars)	[1]							$ 34,894	$ 15,951
Ordinary share, shares authorized	[1]							7,000,000,000	7,000,000,000
Ordinary share, par value (in Dollars per share)	[1]							$ 0.05	$ 0.05
Shares issued			120,000
Ordinary shares issued	[1]							697,914	319,045
Ordinary share, shares outstanding	[1]							697,914	319,045
Price per share (in Dollars per share)			$ 11
Net proceeds (in Dollars)			$ 1,300,000
Class A Ordinary Shares [Member] | Bright Accomplish Limited [Member]
Shareholders’ Equity [Line Items]
Repurchase of shares				159,350
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock value (in Dollars)				$ 500,000,000
Ordinary share, shares authorized				7,000,000,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Shares issued	[2]							360,000
Conversion of ordinary shares into convertible debt	[2]								79,645
Class A Ordinary Shares [Member] | Share Capital Amendment [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				1,000,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock value (in Dollars)	[1]
Ordinary share, shares authorized	[1]							1,000,000,000	1,000,000,000
Ordinary share, par value (in Dollars per share)	[1]							$ 0.05	$ 0.05
Ordinary shares issued	[1]
Ordinary share, shares outstanding	[1]
Class B Ordinary Shares [Member] | Bright Accomplish Limited [Member]
Shareholders’ Equity [Line Items]
Shares issued				159,350
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized				1,000,000,000
Ordinary share, par value (in Dollars per share)				$ 0.05
Private Placement [Member]
Shareholders’ Equity [Line Items]
Shares issued						240,000
Net proceeds (in Dollars)						$ 9,120,000
Private Placement [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued		160,000
Net proceeds (in Dollars)		$ 6,080,000.00
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued							400,000
Price per share (in Dollars per share)							$ 38
Net proceeds (in Dollars)					$ 15,200,000

[1]	Number as of December 31, 2024 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.
[2]	Share and per share number for the years ended December 31, 2024 and 2023 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.